UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-04283

                                 SEI INDEX FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                     DATE OF FISCAL YEAR END: MARCH 31, 2007

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS


SCHEDULE OF INVESTMENTS (Unaudited)


S & P 500 Index Fund
December 31, 2006


--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 96.3%

CONSUMER DISCRETIONARY -- 10.2%

  Amazon.com (D)*                                         45,100     $    1,780
  Apollo Group, Cl A (D)*                                 20,003            780
  Autonation (D)*                                         22,226            474
  Autozone*                                                7,294            843
  Bed Bath & Beyond*                                      41,133          1,567
  Best Buy                                                57,941          2,850
  Big Lots (D)*                                           17,213            395
  Black & Decker                                           9,409            752
  Brunswick                                               14,215            453
  Carnival                                                63,984          3,138
  CBS, Cl B                                              113,101          3,527
  Centex                                                  17,244            970
  Circuit City Stores                                     19,954            379
  Clear Channel Communications                            71,363          2,536
  Coach*                                                  52,910          2,273
  Comcast, Cl A (D)*                                     300,196         12,707
  Darden Restaurants                                      21,513            864
  Dillard's, Cl A (D)                                      9,305            325
  DIRECTV Group*                                         110,700          2,761
  Dollar General (D)                                      46,790            751
  Dow Jones (D)                                            8,863            337
  DR Horton                                               38,749          1,026
  E.W. Scripps, Cl A                                      11,700            584
  Eastman Kodak (D)                                       40,810          1,053
  Family Dollar Stores                                    20,522            602
  Federated Department Stores                             76,264          2,908
  Ford Motor (D)                                         274,209          2,059
  Fortune Brands (D)                                      21,319          1,820
  Gannett                                                 33,547          2,028
  Gap                                                     76,931          1,500
  General Motors                                          81,248          2,496
  Genuine Parts                                           24,736          1,173
  Goodyear Tire & Rubber (D)*                             26,593            558
  H&R Block                                               46,904          1,081
  Harley-Davidson (D)                                     37,208          2,622
  Harman International Industries                          9,300            929
  Harrah's Entertainment                                  26,987          2,232
  Hasbro                                                  23,291            635
  Hilton Hotels                                           55,487          1,937
  Home Depot                                             294,364         11,822
  IAC InterActive (D)*                                    32,600          1,211
  International Game Technology                           49,556          2,290
  Interpublic Group (D)*                                  65,501            802
  JC Penney                                               32,480          2,513
  Johnson Controls                                        28,519          2,450
  Jones Apparel Group                                     15,590            521
  KB Home (D)                                             11,355            582
  Kohl's*                                                 46,947          3,213
  Leggett & Platt                                         25,454            608
  Lennar, Cl A (D)                                        19,407          1,018
  Limited Brands                                          50,027          1,448
  Liz Claiborne                                           14,423            627
  Lowe's                                                 220,436          6,867
  Marriott International, Cl A                            48,240          2,302
  Mattel                                                  55,718          1,263
  McDonald's                                             176,960          7,845
  McGraw-Hill                                             51,321          3,491
  Meredith                                                 4,863            274
  New York Times, Cl A (D)                                21,692            528
  Newell Rubbermaid                                       39,647          1,148
  News, Cl A                                             337,133          7,242
  Nike, Cl B (D)                                          26,947          2,669
  Nordstrom                                               33,602          1,658
  Office Depot*                                           40,520          1,547


--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
  OfficeMax                                               10,693     $      531
  Omnicom Group                                           24,502          2,561
  Pulte Homes                                             30,355          1,005
  RadioShack (D)*                                         20,325            341
  Sears Holdings (D)*                                     11,965          2,009
  Sherwin-Williams                                        15,916          1,012
  Snap-On                                                  8,753            417
  Stanley Works                                           11,979            602
  Staples                                                103,714          2,769
  Starbucks (D)*                                         108,858          3,856
  Starwood Hotels & Resorts Worldwide                     29,935          1,871
  Target                                                 123,919          7,070
  Tiffany                                                 19,073            748
  Time Warner                                            575,914         12,543
  TJX                                                     64,367          1,836
  Tribune                                                 28,100            865
  Univision Communications, Cl A (D)*                     36,867          1,306
  VF                                                      13,214          1,085
  Viacom, Cl B*                                          100,001          4,103
  Walt Disney                                            298,127         10,217
  Wendy's International                                   13,208            437
  Whirlpool (D)                                           11,705            972
  Wyndham Worldwide*                                      28,102            900
  Yum! Brands                                             38,035          2,236
                                                                     ----------
                                                                        194,936
                                                                     ----------
CONSUMER STAPLES -- 8.9%
  Altria Group                                           301,956         25,914
  Anheuser-Busch                                         110,574          5,440
  Archer-Daniels-Midland                                  95,766          3,061
  Avon Products                                           63,651          2,103
  Brown-Forman, Cl B                                      11,276            747
  Campbell Soup                                           31,675          1,232
  Clorox                                                  21,942          1,407
  Coca-Cola                                              294,396         14,205
  Coca-Cola Enterprises                                   39,517            807
  Colgate-Palmolive                                       74,393          4,853
  ConAgra Foods                                           73,152          1,975
  Constellation Brands, Cl A (D)*                         29,800            865
  Costco Wholesale                                        65,818          3,480
  CVS                                                    118,383          3,659
  Dean Foods*                                             18,900            799
  Estee Lauder, Cl A                                      17,800            727
  General Mills                                           49,291          2,839
  Hershey (D)                                             24,712          1,231
  HJ Heinz                                                47,549          2,140
  Kellogg (D)                                             35,667          1,785
  Kimberly-Clark                                          65,999          4,485
  Kroger                                                 102,859          2,373
  McCormick                                               18,561            716
  Molson Coors Brewing, Cl B                               6,223            476
  Pepsi Bottling Group                                    20,136            622
  PepsiCo                                                236,967         14,822
  Procter & Gamble                                       456,476         29,338
  Reynolds American (D)                                   24,940          1,633
  Safeway                                                 63,746          2,203
  Sara Lee                                               106,787          1,818
  Supervalu                                               29,397          1,051
  Sysco                                                   88,820          3,265
  Tyson Foods, Cl A                                       37,790            622
  UST                                                     23,140          1,347
  Wal-Mart Stores                                        354,211         16,357
  Walgreen                                               145,344          6,670
  Whole Foods Market (D)                                  20,100            943
  WM Wrigley Jr. (D)                                      31,360          1,622
                                                                     ----------
                                                                        169,632
                                                                     ----------

--------------------------------------------------------------------------------
                          SEI Index Funds / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS (Unaudited)


S & P 500 Index Fund
December 31, 2006


--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
ENERGY -- 9.5%
  Anadarko Petroleum                                      66,080     $    2,876
  Apache                                                  47,400          3,152
  Baker Hughes                                            46,634          3,482
  BJ Services                                             41,956          1,230
  Chesapeake Energy (D)                                   60,400          1,755
  Chevron                                                313,997         23,088
  ConocoPhillips                                         237,025         17,054
  Consol Energy                                           26,000            835
  Devon Energy                                            63,513          4,260
  El Paso                                                101,494          1,551
  EOG Resources                                           35,444          2,213
  Exxon Mobil                                            840,436         64,403
  Halliburton                                            144,182          4,477
  Hess (D)                                                39,375          1,952
  Kinder Morgan                                           15,249          1,613
  Marathon Oil                                            50,528          4,674
  Murphy Oil                                              27,563          1,402
  Nabors Industries (D)*                                  42,678          1,271
  National Oilwell Varco*                                 25,534          1,562
  Noble                                                   19,371          1,475
  Occidental Petroleum                                   124,204          6,065
  Peabody Energy                                          38,700          1,564
  Rowan                                                   16,597            551
  Schlumberger                                           169,962         10,735
  Smith International                                     29,400          1,207
  Sunoco                                                  17,557          1,095
  Transocean*                                             42,478          3,436
  Valero Energy                                           87,008          4,451
  Weatherford International*                              49,654          2,075
  Williams                                                86,965          2,271
  XTO Energy                                              53,235          2,505
                                                                     ----------
                                                                        180,280
                                                                     ----------
FINANCIALS -- 21.4%
  Chicago Mercantile Exchange
  Holdings, Cl A (D)                                       5,027          2,562
  ACE                                                     46,785          2,834
  Aflac                                                   71,408          3,285
  Allstate                                                89,959          5,857
  AMBAC Financial Group                                   15,414          1,373
  American Express                                       173,715         10,539
  American International Group                           374,571         26,842
  Ameriprise Financial                                    34,584          1,885
  AON (D)                                                 45,029          1,591
  Apartment Investment &
    Management, Cl A+                                     13,762            771
  Archstone-Smith Trust+                                  31,168          1,814
  Bank of America                                        646,970         34,542
  Bank of New York (D)                                   110,935          4,367
  BB&T                                                    78,297          3,440
  Bear Stearns                                            16,698          2,718
  Boston Properties+                                      16,400          1,835
  Capital One Financial                                   58,962          4,529
  CB Richard Ellis Group, Cl A*                           26,900            893
  Charles Schwab                                         146,827          2,840
  Chubb                                                   59,056          3,125
  Cincinnati Financial                                    24,879          1,127
  CIT Group                                               29,008          1,618
  Citigroup                                              707,946         39,433
  Comerica                                                22,683          1,331
  Commerce Bancorp (D)                                    27,700            977
  Compass Bancshares                                      18,483          1,102
  Countrywide Financial                                   88,871          3,773
  E*Trade Financial*                                      62,239          1,395
  Equity Office Properties Trust+ (D)                     50,673          2,441


--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
  Equity Residential+                                     42,540     $    2,159
  Fannie Mae*                                            139,681          8,296
  Federated Investors, Cl B (D)                           12,745            431
  Fifth Third Bancorp                                     80,211          3,283
  First Horizon National                                  18,515            774
  Franklin Resources                                      23,915          2,635
  Freddie Mac                                             99,659          6,767
  Genworth Financial, Cl A                                63,500          2,172
  Goldman Sachs Group                                     61,462         12,252
  Hartford Financial Services Group                       44,286          4,132
  Huntington Bancshares                                   33,675            800
  Janus Capital Group                                     28,977            626
  JPMorgan Chase                                         499,772         24,139
  Keycorp                                                 57,483          2,186
  Kimco Realty+                                           30,800          1,384
  Legg Mason                                              18,800          1,787
  Lehman Brothers Holdings                                76,306          5,961
  Lincoln National                                        41,198          2,736
  Loews                                                   65,673          2,723
  M&T Bank                                                11,061          1,351
  Marsh & McLennan (D)                                    80,250          2,460
  Marshall & Ilsley                                       37,370          1,798
  MBIA                                                    19,327          1,412
  Mellon Financial                                        59,102          2,491
  Merrill Lynch                                          127,247         11,847
  Metlife                                                109,505          6,462
  MGIC Investment                                         11,895            744
  Moody's                                                 33,708          2,328
  Morgan Stanley                                         152,661         12,431
  National City (D)                                       86,948          3,179
  Northern Trust                                          27,005          1,639
  Plum Creek Timber+  (D)                                 26,235          1,045
  PNC Financial Services Group                            42,294          3,131
  Principal Financial Group                               39,148          2,298
  Progressive                                            111,068          2,690
  Prologis+                                               35,860          2,179
  Prudential Financial                                    68,566          5,887
  Public Storage+ (D)                                     17,828          1,738
  Realogy*                                                31,450            954
  Regions Financial                                      104,763          3,918
  Safeco                                                  15,038            941
  Simon Property Group+  (D)                              31,809          3,222
  SLM                                                     58,943          2,875
  Sovereign Bancorp (D)                                   50,644          1,286
  St. Paul Travelers                                      99,632          5,349
  State Street                                            47,591          3,210
  SunTrust Banks (D)                                      50,896          4,298
  Synovus Financial                                       47,075          1,451
  T Rowe Price Group                                      37,408          1,637
  Torchmark                                               14,205            906
  UnumProvident (D)                                       49,752          1,034
  US Bancorp                                             253,206          9,164
  Vornado Realty Trust+                                   17,314          2,104
  Wachovia                                               275,060         15,665
  Washington Mutual (D)                                  135,819          6,178
  Wells Fargo (D)                                        486,506         17,300
  XL Capital, Cl A                                        26,305          1,894
  Zions Bancorporation                                    15,460          1,274
                                                                     ----------
                                                                        407,852
                                                                     ----------
HEALTH CARE -- 11.6%
  Abbott Laboratories                                    220,568         10,744
  Aetna                                                   75,802          3,273
  Allergan                                                21,683          2,596
  AmerisourceBergen                                       27,296          1,227
  Amgen*                                                 168,293         11,496
  Applera - Applied Biosystems Group                      25,957            952

--------------------------------------------------------------------------------
                          SEI Index Funds / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS (Unaudited)


S & P 500 Index Fund
December 31, 2006


--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
  Barr Pharmaceuticals*                                   15,100     $      757
  Bausch & Lomb (D)                                        8,074            420
  Baxter International                                    93,938          4,358
  Becton Dickinson                                        35,162          2,467
  Biogen Idec*                                            47,898          2,356
  Biomet                                                  35,836          1,479
  Boston Scientific*                                     171,112          2,940
  Bristol-Myers Squibb                                   283,701          7,467
  C.R. Bard                                               15,088          1,252
  Cardinal Health                                         58,255          3,753
  Caremark Rx                                             61,273          3,499
  Celgene (D)*                                            53,300          3,066
  Cigna                                                   14,757          1,942
  Coventry Health Care*                                   23,413          1,172
  Eli Lilly                                              141,930          7,395
  Express Scripts*                                        19,276          1,380
  Forest Laboratories*                                    46,263          2,341
  Genzyme*                                                38,032          2,342
  Gilead Sciences*                                        65,788          4,272
  Health Management Associates, Cl A                      36,237            765
  Hospira*                                                22,204            746
  Humana*                                                 23,997          1,327
  IMS Health                                              28,295            778
  Johnson & Johnson                                      417,656         27,574
  King Pharmaceuticals (D)*                               36,386            579
  Laboratory of America Holdings (D)*                     18,163          1,334
  Manor Care                                              10,614            498
  McKesson                                                42,969          2,179
  Medco Health Solutions*                                 42,758          2,285
  Medimmune (D)*                                          34,163          1,106
  Medtronic                                              165,917          8,878
  Merck                                                  312,617         13,630
  Millipore (D)*                                           7,993            532
  Mylan Laboratories                                      31,611            631
  Patterson (D)*                                          20,900            742
  PerkinElmer                                             19,040            423
  Pfizer                                               1,038,804         26,905
  Quest Diagnostics                                       22,924          1,215
  Schering-Plough                                        213,472          5,046
  St. Jude Medical*                                       50,394          1,842
  Stryker                                                 42,742          2,356
  Tenet Healthcare (D)*                                   70,676            493
  Thermo Fisher Scientific (D)*                           58,843          2,665
  UnitedHealth Group                                     194,447         10,448
  Waters*                                                 14,497            710
  Watson Pharmaceuticals*                                 15,271            397
  WellPoint*                                              89,361          7,032
  Wyeth                                                  194,266          9,892
  Zimmer Holdings*                                        34,255          2,685
                                                                     ----------
                                                                        220,639
                                                                     ----------
INDUSTRIALS -- 10.4%
  3M                                                     106,182          8,275
  Allied Waste Industries*                                36,342            447
  American Power Conversion                               25,446            778
  American Standard (D)                                   25,233          1,157
  Avery Dennison                                          13,415            911
  Boeing                                                 114,032         10,131
  Burlington Northern Santa Fe                            52,124          3,847
  Caterpillar                                             93,597          5,740
  Cintas                                                  19,307            767
  Cooper Industries, Cl A                                 12,893          1,166
  CSX                                                     62,350          2,147
  Cummins                                                  7,585            896
  Danaher (D)                                             34,448          2,495
  Deere                                                   33,351          3,171
  Dover                                                   29,737          1,458


--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
  Eaton                                                   21,869     $    1,643
  Emerson Electric                                       115,106          5,075
  Equifax                                                 17,825            724
  FedEx                                                   44,105          4,791
  Fluor (D)                                               12,522          1,023
  General Dynamics                                        58,126          4,322
  General Electric                                     1,485,307         55,268
  Goodrich                                                18,620            848
  Honeywell International                                118,055          5,341
  Illinois Tool Works                                     60,524          2,796
  Ingersoll-Rand, Cl A                                    43,806          1,714
  ITT                                                     27,000          1,534
  L-3 Communications Holdings                             17,723          1,449
  Lockheed Martin                                         51,194          4,714
  Masco                                                   56,468          1,687
  Monster Worldwide (D)*                                  18,334            855
  Norfolk Southern                                        57,626          2,898
  Northrop Grumman                                        49,619          3,359
  Paccar (D)                                              35,594          2,310
  Pall                                                    17,395            601
  Parker Hannifin                                         16,914          1,300
  Pitney Bowes                                            32,375          1,495
  Raytheon                                                63,868          3,372
  Robert Half International                               24,327            903
  Rockwell Automation                                     23,926          1,461
  Rockwell Collins (D)                                    23,878          1,511
  RR Donnelley & Sons                                     30,811          1,095
  Ryder System                                             9,154            467
  Southwest Airlines                                     115,749          1,773
  Terex (D)*                                              14,700            949
  Textron                                                 18,149          1,702
  Tyco International                                     286,431          8,708
  Union Pacific                                           38,747          3,566
  United Parcel Service, Cl B                            154,790         11,606
  United Technologies                                    144,683          9,046
  Waste Management                                        77,728          2,858
  WW Grainger                                             10,365            725
                                                                     ----------
                                                                        198,875
                                                                     ----------
INFORMATION TECHNOLOGY -- 14.6%
  ADC Telecommunications*                                 17,567            255
  Adobe Systems*                                          84,236          3,464
  Advanced Micro Devices (D)*                             79,663          1,621
  Affiliated Computer Services, Cl A*                     17,749            867
  Agilent Technologies*                                   59,206          2,063
  Altera*                                                 51,351          1,011
  Analog Devices                                          50,299          1,653
  Apple*                                                 122,792         10,418
  Applied Materials (D)                                  201,550          3,719
  Autodesk*                                               33,117          1,340
  Automatic Data Processing                               79,150          3,898
  Avaya*                                                  67,268            940
  BMC Software (D)*                                       29,449            948
  Broadcom, Cl A*                                         66,936          2,163
  CA (D)                                                  60,427          1,369
  Ciena*                                                  12,642            350
  Cisco Systems*                                         874,863         23,910
  Citrix Systems*                                         25,642            694
  Cognizant Technology Solutions, Cl A*                   20,600          1,589
  Computer Sciences*                                      24,633          1,315
  Compuware*                                              46,175            385
  Comverse Technology*                                    30,371            641
  Convergys*                                              21,076            501
  Corning*                                               224,778          4,206
  Dell*                                                  327,874          8,226
  eBay*                                                  166,132          4,996

--------------------------------------------------------------------------------
                          SEI Index Funds / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS (Unaudited)


S & P 500 Index Fund
December 31, 2006


--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
  Electronic Arts*                                        44,678     $    2,250
  Electronic Data Systems                                 75,702          2,086
  EMC*                                                   316,740          4,181
  Fidelity National Information Services                  23,765            953
  First Data                                             110,012          2,808
  Fiserv*                                                 25,080          1,315
  Google, Cl A*                                           30,816         14,190
  Hewlett-Packard                                        394,552         16,252
  Intel                                                  830,494         16,817
  International Business Machines                        216,990         21,081
  Intuit*                                                 49,886          1,522
  Jabil Circuit*                                          26,779            657
  JDS Uniphase (D)*                                       31,656            527
  Juniper Networks (D)*                                   82,400          1,561
  Kla-Tencor                                              28,971          1,441
  Lexmark International, Cl A*                            14,439          1,057
  Linear Technology                                       42,794          1,298
  LSI Logic*                                              59,546            536
  Maxim Integrated Products                               46,805          1,433
  Micron Technology                                      105,869          1,478
  Microsoft                                            1,246,462         37,219
  Molex                                                   21,260            672
  Motorola                                               347,806          7,151
  National Semiconductor                                  42,437            963
  NCR*                                                    25,768          1,102
  Network Appliance (D)*                                  54,676          2,148
  Novell (D)*                                             50,889            316
  Novellus Systems (D)*                                   16,627            572
  Nvidia*                                                 51,432          1,903
  Oracle*                                                576,856          9,887
  Paychex                                                 48,756          1,928
  PMC - Sierra (D)*                                       33,546            225
  QLogic*                                                 24,248            532
  Qualcomm                                               238,432          9,010
  Sabre Holdings, Cl A                                    20,002            638
  SanDisk (D)*                                            28,600          1,231
  Sanmina-SCI*                                            79,973            276
  Solectron*                                             137,354            442
  Sun Microsystems (D)*                                  511,511          2,772
  Symantec (D)*                                          134,747          2,809
  Symbol Technologies                                     38,140            570
  Tektronix                                               12,559            366
  Tellabs*                                                62,799            644
  Teradyne (D)*                                           26,707            400
  Texas Instruments                                      213,534          6,150
  Unisys (D)*                                             51,595            405
  VeriSign (D)*                                           34,900            839
  Western Union*                                         110,012          2,466
  Xerox*                                                 140,436          2,380
  Xilinx                                                  49,109          1,169
  Yahoo! (D)*                                            175,538          4,483
                                                                     ----------
                                                                        277,653
                                                                     ----------
MATERIALS -- 2.9%
  Air Products & Chemicals                                31,626          2,223
  Alcoa                                                  124,835          3,746
  Allegheny Technologies                                  14,759          1,338
  Ashland                                                  7,993            553
  Ball (D)                                                15,691            684
  Bemis                                                   15,790            537
  Dow Chemical                                           138,275          5,523
  E.I. Du Pont de Nemours                                132,935          6,475
  Eastman Chemical                                        12,308            730
  Ecolab (D)                                              26,030          1,177
  Freeport-McMoRan Copper &
    Gold, Cl B (D)                                        28,892          1,610
  Hercules                                                17,107            330


--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
  International Flavors & Fragrances                      11,894     $      585
  International Paper                                     65,170          2,222
  MeadWestvaco                                            27,215            818
  Monsanto                                                78,148          4,105
  Newmont Mining                                          64,708          2,922
  Nucor                                                   43,382          2,371
  Pactiv*                                                 18,887            674
  Phelps Dodge                                            29,328          3,511
  PPG Industries                                          24,145          1,551
  Praxair                                                 46,299          2,747
  Rohm & Haas                                             20,722          1,059
  Sealed Air                                              11,414            741
  Sigma-Aldrich                                            9,418            732
  Temple-Inland (D)                                       15,277            703
  United States Steel                                     16,826          1,231
  Vulcan Materials                                        13,849          1,245
  Weyerhaeuser                                            34,327          2,425
                                                                     ----------
                                                                         54,568
                                                                     ----------
TELECOMMUNICATION SERVICES -- 3.4%
  Alltel                                                  53,282          3,223
  AT&T (D)                                               553,581         19,791
  BellSouth                                              262,247         12,354
  CenturyTel                                              16,360            714
  Citizens Communications (D)                             48,731            700
  Embarq*                                                 21,286          1,119
  Qwest Communications
   International (D)*                                    228,626          1,914
  Sprint Nextel                                          417,222          7,881
  Verizon Communications                                 421,222         15,686
  Windstream                                              70,246            999
                                                                     ----------
                                                                         64,381
                                                                     ----------
UTILITIES -- 3.4%
  AES*                                                    96,190          2,120
  Allegheny Energy*                                       23,268          1,068
  Ameren (D)                                              29,944          1,609
  American Electric Power                                 57,515          2,449
  Centerpoint Energy                                      46,768            775
  CMS Energy (D)*                                         33,192            554
  Consolidated Edison (D)                                 35,933          1,727
  Constellation Energy Group                              26,099          1,797
  Dominion Resources                                      50,770          4,257
  DTE Energy                                              25,345          1,227
  Duke Energy                                            180,722          6,002
  Dynegy, Cl A*                                           52,789            382
  Edison International                                    47,653          2,167
  Entergy                                                 29,664          2,739
  Exelon                                                  96,554          5,976
  FirstEnergy                                             46,387          2,797
  FPL Group                                               58,020          3,158
  KeySpan                                                 24,997          1,029
  Nicor                                                    6,625            310
  NiSource (D)                                            38,979            939
  Peoples Energy                                           5,805            259
  PG&E                                                    50,729          2,401
  Pinnacle West Capital                                   14,849            753
  PPL                                                     55,571          1,992
  Progress Energy (D)                                     36,883          1,810
  Public Service Enterprise Group                         36,765          2,441
  Questar                                                 12,500          1,038
  Sempra Energy                                           37,865          2,122
  Southern (D)                                           106,835          3,938
  TECO Energy (D)                                         31,412            541
  TXU                                                     66,424          3,601

--------------------------------------------------------------------------------
                          SEI Index Funds / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS (Unaudited)


S & P 500 Index Fund
December 31, 2006


--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                ($ Thousands)/Shares    ($ Thousands)
--------------------------------------------------------------------------------
  Xcel Energy                                             59,119     $    1,363
                                                                     ----------
                                                                          65,341
                                                                     ----------
Total Common Stock
  (Cost $925,317) ($ Thousands)                                       1,834,157
                                                                     ----------

CORPORATE OBLIGATIONS -- 4.3%
FINANCIALS -- 4.3%
  Allstate Life Global Funding II MTN
    (E) (F) (G)
    5.390%, 01/17/08                                  $    1,294          1,294
  American General Finance (E) (F) (G)
    5.400%, 01/17/08                                       4,078          4,078
  Bear Stearns EXL (E) (F)
    5.390%, 01/17/08                                       5,006          5,006
  Countrywide Financial MTN (E) (F)
    5.448%, 10/31/07                                       4,219          4,219
    5.443%, 06/27/07                                       1,687          1,687
  Dekabank (E) (F) (G)
    5.394%, 11/20/07                                       5,203          5,203
  Irish Life & Permanent MTN, Ser X
    (E) (F) (G)
    5.390%, 01/21/08                                       3,741          3,740
  Islandsbanki (E) (F) (G)
    5.420%, 03/22/07                                       2,391          2,391
    5.400%, 04/06/07                                       4,219          4,219
  Jackson National Life
    Funding (E) (F) (G)
    5.349%, 01/03/08                                       6,187          6,187
  Kaupthing Bank MTN (E) (F) (G)
    5.430%, 03/20/07                                       7,031          7,031
  Landsbanki Islands (E) (F) (G)
    5.430%, 03/16/07                                       5,344          5,344
  Morgan Stanley EXL (E) (F)
    5.380%, 01/04/08                                         984            984
  Morgan Stanley EXL, Ser S (E) (F)
    5.370%, 01/07/08                                       1,406          1,406
  Natexis Banques (E) (F) (G)
    5.360%, 01/17/08                                       2,742          2,742
  Nationwide Building Society (E) (F) (G)
    5.423%, 10/26/07                                       1,547          1,547
    5.380%, 01/07/08                                       2,812          2,812
  Nordbank (E) (F) (G)
    5.380%, 01/24/08                                       4,781          4,781
  Northern Rock (E) (F) (G)
    5.390%, 01/03/08                                       2,897          2,897
  Pacific Life Global Funding (E) (F) (G)
    5.400%, 01/14/08                                       2,109          2,109
  Premium Asset Trust, Ser 2004-10
    (E) (F) (G)
    5.410%, 01/17/08                                       3,937          3,937
  SLM EXL, Ser S (E) (F) (G)
    5.350%, 01/17/08                                       3,094          3,094
  Skandinav Enskilda Bank (E) (F) (G)
    5.350%, 01/18/08                                       3,094          3,093
  Stanfield Victoria LLC MTN (E) (G)
    5.445%, 06/11/07                                       2,812          2,812
                                                                     ----------
Total Corporate Obligations
  (Cost $82,613) ($ Thousands)                                           82,613
                                                                    -----------


--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                               ($ Thousands)/Shares    ($ Thousands)
--------------------------------------------------------------------------------
CASH EQUIVALENT (C) -- 1.6%
  SEI Daily Income Trust, Prime
    Obligation Fund, Cl A, 5.330% **                  31,356,433     $   31,356
                                                                     ----------
Total Cash Equivalent
  (Cost $31,356) ($ Thousands)                                           31,356
                                                                     ----------

COMMERCIAL PAPER (A) (E) -- 0.6%
FINANCIALS -- 0.6%
  Elysian Funding LLC  (F) (G)
    5.415%, 06/13/07                                  $    2,812          2,812
  KKR Pacific Funding Trust
    5.348%, 01/02/07                                       1,406          1,406
  Ocala Funding LLC
    5.388%, 01/26/07                                       1,406          1,400
  Rhineland Funding Capital
    5.393%, 02/13/07                                       1,392          1,383
    5.380%, 01/25/07                                       1,772          1,765
  Witherspoon Funding  (F) (G)
    5.360%, 03/15/07                                       2,427          2,427
                                                                     ----------
Total Commercial Paper
  (Cost $11,193) ($ Thousands)                                           11,193
                                                                     ----------

ASSET-BACKED SECURITIES (E) (F) (G) -- 0.4%
MORTGAGE RELATED SECURITIES -- 0.4%
  Duke Funding, Ser 2004-6B, Cl
    A1S1
    5.440%, 10/09/07                                       2,109          2,109
  Newcastle CDO, Ser 2005-6A, Cl
    IM1
    5.370%, 04/24/07                                         562            562
  Park Place Securities NIM Trust,
    Ser 2004-MM1, Cl MM1
    5.380%, 02/26/07                                         608            608
  Saturn Ventures II
    5.410%, 02/07/07                                       2,265          2,265
  TIAA Real Estate CDO, Ser 2003
    1A, Cl A1MM
    5.380%, 09/28/07                                       2,092          2,092
                                                                     ----------
Total Asset-Backed Securities
  (Cost $7,636) ($ Thousands)                                             7,636
                                                                     ----------

MASTER NOTES (E) -- 0.4%
  Bank of America
    5.383%, 01/02/07                                       7,031          7,031
  Bear Stearns
    5.433%, 01/02/07                                         844            844
                                                                     ----------
Total Master Notes
  (Cost $7,875) ($ Thousands)                                             7,875
                                                                     ----------

U.S. TREASURY OBLIGATION (A) (B) -- 0.2%
  United States Treasury Bill
    4.905%, 03/08/07                                       2,960          2,934
                                                                     ----------
Total U.S. Treasury Obligation
  (Cost $2,934) ($ Thousands)                                             2,934
                                                                     ----------

--------------------------------------------------------------------------------
                          SEI Index Funds / Quarterly Report / December 31, 2006

SCHEDULE OF INVESTMENTS (Unaudited)


S & P 500 Index Fund
December 31, 2006


--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (E) -- 0.3%
  Barclays Bank  (F) (G)
    5.440%, 06/11/07                                  $    1,406     $    1,406
  CC USA MTN  (G)
    5.520%, 06/18/07                                       2,813          2,813
  U.S. Trust of New York  (F)
    5.390%, 03/13/07                                       1,125          1,125
                                                                     ----------
Total Certificates of Deposit
  (Cost $5,344) ($ Thousands)                                             5,344
                                                                     ----------

REPURCHASE AGREEMENTS (E) (H) -- 1.3%
  Barclays
    5.280%, dated 12/29/06, to be
    repurchased on 01/02/07, repurchase
    price $3,170,732 (collateralized by
    various U.S. Government Obligations,
    ranging in par value $3,236,962,
    0.00%, 06/18/08; with total market
    value $3,232,268)                                      3,169          3,169
  Deutsche Bank
    5.280%, dated 12/29/06, to be
    repurchased on 01/02/07, repurchase
    price $1,364,602 (collateralized by
    U.S. Government Obligations, ranging
    in par value $15,328-1,086,468,
    4.625%-6.250%, 02/01/11-04/03/25,
    total market value $1,391,751)                         1,364          1,364
Lehman Brothers
    5.280%, dated 12/29/06, to be
    repurchased on 01/02/07, repurchase
    price $19,698,532 (collateralized by
    various U.S. Government obligations,
    ranging in par value $46,827-$809,276,
    0.00%-7.350%, 02/22/07-04/18/36; with
    total market value $20,080,786)                       19,687         19,687
                                                                     ----------
Total Repurchase Agreements
  (Cost $24,220) ($ Thousands)                                           24,220
                                                                     ----------
Total Investments -- 105.4%
  (Cost $1,098,488) ($ Thousands)(1)                                 $2,007,328
                                                                     ==========

The Fund had the following short futures contracts open as of December 31, 2006:

                    Number            Contract                       Unrealized
  Contract            of                Value                       Appreciation
Description        Contracts       ($ Thousands)    Expiration     ($ Thousands)
--------------------------------------------------------------------------------
  S&P 500                                              March
   E-MINI             575            $ 41,067           2007             $45
    Index
--------------------------------------------------------------------------------

 Percentages are based on Net Assets of $ 1,904,625 (Thousands).
* Non-income producing security
** Rate shown is the 7-day effective yield as of December 31, 2006.
+ Real Estate Investment Trust
(A) The rate reported is the effective yield at time of purchase.
(B) Security, or portion thereof, has been pledged as collateral on open futures contracts.
(C) Investment in Affiliated Registered Investment Company.
(D) This security or a partial position of this security is on loan at December 31, 2006. The total value of securities on loan at December 31, 2006 was $134,593 ($Thousands).


(E) This security was purchased with cash collateral held from securities on loan . The total value of such securities as of December 31, 2006 was $138,881 ($ Thousands).
(F) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2006.
(G) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(H) Tri-Party Repurchase Agreement
CDO -- Collateralized Debt Obligation
Cl -- Class
EXL -- Extendable Maturity
LLC -- Limited Liability Company
MTN -- Medium Term Note
NIM -- Net Interest Margin
Ser -- Series

(1) At December 31, 2006, the tax basis cost of the Fund's investments was $1,105,458 ($ Thousands), and the unrealized appreciation and depreciation were $951,674 ($ Thousands) and $(49,804) ($ Thousands), respectively.



For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                          SEI Index Funds / Quarterly Report / December 31, 2006

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     SEI Index Funds


By (Signature and Title)*                        /s/ Robert A. Nesher
                                                 --------------------
                                                 Robert A. Nesher
                                                 President & CEO
Date February 21, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ Robert A. Nesher
                                                 --------------------
                                                 Robert A. Nesher
                                                 President & CEO

Date February 21, 2007

By (Signature and Title)*                        /s/ Stephen F. Panner
                                                 ---------------------
                                                 Stephen F. Panner
                                                 CFO
Date February 21, 2007

* Print the name and title of each signing officer under his or her signature.